Inventories - Summary of Inventories (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Classes of current inventories [abstract]
Concentrate	$ 69,691	$ 92,882
Ore stockpiles	76,512	65,556
Provision against carrying value of ore stockpiles	(15,636)	(10,129)
Materials and supplies	185,994	193,902
Provision against carrying value of materials and supplies	(73,591)	(68,069)
Inventories	242,970	274,142
Ore stockpiles	25,005	51,144
Provision against carrying value of ore stockpiles	(6,350)	(7,765)
Inventories	$ 18,655	$ 43,379